INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Merchandise inventories - timepieces	18,603	34,705